Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Ordinary stock, par value (in Dollars per share)	$ 0.0001
Ordinary stock, shares authorized	5,000,000
Ordinary stock, shares issued	1,000
Ordinary stock, shares outstanding	1,000
COLOMBIER ACQUISITION CORP. II
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
COLOMBIER ACQUISITION CORP. II | Class A Ordinary Shares
Ordinary Shares subject to possible redemption	17,000,000	17,000,000
Ordinary Shares subject to possible redemption price (in Dollars per share)	$ 10.45	$ 10
Ordinary stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary stock, shares authorized	500,000,000	500,000,000
Ordinary stock, shares issued
Ordinary stock, shares outstanding
COLOMBIER ACQUISITION CORP. II | Class B Ordinary Shares
Ordinary stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary stock, shares authorized	50,000,000	50,000,000
Ordinary stock, shares issued	4,250,000	4,250,000
Ordinary stock, shares outstanding	4,250,000	4,250,000